LS Opportunity Fund
Schedule of Investments
February 28, 2025 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 77.28% Shares Fair Value
Communication Services — 1.05%
Alphabet, Inc., Class A
(a)
12,620 $ 2,148,933
Consumer Discretionary — 5.74%
Darden Restaurants, Inc.
(a)
14,751 2,956,985
Expedia Group, Inc.
(a) (b)
17,788 3,521,313
Home Depot, Inc. (The)
(a)
8,374 3,321,128
Texas Roadhouse, Inc.
(a)
10,475 1,928,343
11,727,769
Consumer Staples — 5.64%
Church & Dwight Co., Inc.
(a)
28,644 3,185,213
Colgate-Palmolive Co.
(a)
36,125 3,293,516
Kenvue, Inc. 127,400 3,006,640
Mondelez International, Inc., Class A
(a)
31,640 2,032,237
11,517,606
Energy — 3.41%
Exxon Mobil Corp.
(a)
31,045 3,456,240
Hess Corp.
(a)
13,933 2,075,181
Murphy Oil Corp. 53,739 1,423,546
6,954,967
Financials — 32.88%
Ameris Bancorp
(a)
47,484 3,066,517
Arthur J. Gallagher & Co.
(a)
16,538 5,585,544
Brown & Brown, Inc.
(a)
65,302 7,740,899
Cboe Global Markets, Inc.
(a)
12,505 2,636,054
Citigroup, Inc.
(a)
57,332 4,583,693
F.N.B. Corp.
(a)
199,077 2,954,303
Fidelity National Information Services, Inc.
(a)
39,052 2,777,378
Globe Life, Inc.
(a)
45,368 5,781,244
KeyCorp
(a)
177,184 3,068,827
PJT Partners, Inc., Class A
(a)
18,371 2,925,766
PNC Financial Services Group, Inc. (The)
(a)
25,249 4,845,788
Primerica, Inc.
(a)
13,662 3,961,980
Progressive Corp. (The)
(a)
24,461 6,898,002
Prosperity Bancshares, Inc.
(a)
57,893 4,443,867
SouthState Corp.
(a)
37,780 3,808,224
U.S. Bancorp 45,300 2,124,570
67,202,656
Health Care — 9.92%
Abbott Laboratories
(a)
49,717 6,861,443
Cigna Corp. (The)
(a)
10,930 3,375,731
Hologic, Inc.
(a) (b)
29,039 1,840,782
Johnson & Johnson
(a)
25,110 4,143,652
Merck & Co., Inc.
(a)
43,940 4,053,465
20,275,073
Industrials — 9.82%
AMETEK, Inc.
(a)
12,196 2,308,703
CACI International, Inc., Class A
(b)
8,178 2,738,403
Carrier Global Corp.
(a)
63,812 4,135,018

LS Opportunity Fund
Schedule of Investments (continued)
February 28, 2025 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 77.28% - continued Shares Fair Value
Industrials — 9.82% - continued
Curtiss-Wright Corp.
(a)
5,891 $ 1,894,899
Fortune Brands Innovations, Inc.
(a)
31,427 2,033,955
Leidos Holdings, Inc.
(a)
19,529 2,538,184
Paychex, Inc.
(a)
13,431 2,037,080
RTX Corp.
(a)
17,877 2,377,462
20,063,704
Information Technology — 6.00%
Littelfuse, Inc.
(a)
12,319 2,859,363
Microsoft Corp.
(a)
7,476 2,967,897
Teradyne, Inc.
(a)
13,161 1,445,867
Trimble, Inc.
(a) (b)
38,929 2,802,110
Zebra Technologies Corp., Class A
(a) (b)
6,919 2,179,831
12,255,068
Materials — 1.64%
PPG Industries, Inc.
(a)
29,699 3,362,521
Real Estate — 1.18%
Howard Hughes Holdings, Inc. (The)
(a) (b)
30,358 2,404,353
Total Common Stocks - Long - Domestic (Cost $120,134,052) 157,912,650
COMMON STOCKS - LONG - INTERNATIONAL — 13.64%
Consumer Discretionary — 0.59%
Aptiv Holdings Ltd.
(a) (b)
18,638 1,213,707
Consumer Staples — 1.47%
Nestle S.A. 31,208 3,011,499
Energy — 1.54%
Schlumberger Ltd.
(a)
75,742 3,155,412
Financials — 5.17%
Everest Re Group, Ltd.
(a)
14,149 4,997,710
Fairfax Financial Holdings Ltd. 3,879 5,579,092
10,576,802
Industrials — 3.92%
Eaton Corp. PLC
(a)
18,418 5,402,368
Pentair PLC
(a)
27,881 2,626,390
8,028,758
Materials — 0.95%
Agnico Eagle Mines Ltd.
(a)
20,108 1,935,998
Total Common Stocks - Long - International
(Cost $19,960,543) 27,922,176
EXCHANGE-TRADED FUNDS — 0.75%
Abrdn Physical Platinum Shares ETF
(a) (b)
17,761 1,534,373
Total Exchange-Traded Funds (Cost $1,700,775) 1,534,373

LS Opportunity Fund
Schedule of Investments (continued)
February 28, 2025 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
PUT OPTIONS PURCHASED — 0.03%
Post Holdings, Inc.   149 $ 1,691,299 $ 105.00 3/21/2025 $ 37,250
Post Holdings, Inc.   114 1,294,014 110.00 3/21/2025 17,385
Wells Fargo Co.   292 2,286,944 52.50 6/20/2025 7,738
Total Put Options Purchased (Cost $221,750) 62,373
CALL OPTIONS PURCHASED — 0.02%
CACI International, Inc. 19 $ 636,215 $ 360.00 6/20/2025 $ 6,460
CACI International, Inc. 11 368,335 370.00 12/19/2025 41,085
Total Call Options Purchased (Cost $80,545) 47,545
MONEY MARKET FUNDS - 7.69% Shares
Invesco Treasury Portfolio, Institutional Class, 4.25%
(c)
15,719,059 15,719,059
Total Money Market Funds (Cost $15,719,059) 15,719,059
Total Investments — 99.41%
    (Cost $157,816,724) 203,198,176
Other Assets in Excess of Liabilities — 0.59% 1,204,228
NET ASSETS — 100.00% $ 204,402,404
(a) All or a portion of the security is held as collateral for securities sold short . The fair value of this collateral on February 28, 2025 was $98,302,933.
(b) Non-income producing security.
(c) Rate disclosed is the seven day effective yield as of February 28, 2025.
ETF - Exchange-Traded Fund

LS Opportunity Fund
Schedule of Securities Sold Short
February 28, 2025 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (17.37)% Shares Fair Value
Consumer Discretionary - (2.65)%
Brinker International, Inc.
(a)
(9,670) $ (1,593,906)
Hilton Grand Vacations, Inc.
(a)
(44,530) (1,910,337)
McDonald's Corp. (6,221) (1,918,121)
(5,422,364)
Consumer Staples - (4.04)%
Campbell Soup Co. (31,648) (1,267,819)
Dollar Tree, Inc.
(a)
(8,482) (617,998)
Post Holdings, Inc.
(a)
(32,111) (3,644,920)
Sysco Corp. (35,932) (2,714,303)
(8,245,040)
Financials - (8.22)%
Atlantic Union Bancshares Corp. (40,100) (1,430,367)
Capitol Federal Financial, Inc. (228,203) (1,350,962)
Enterprise Financial Services Corp. (35,198) (2,079,498)
Goldman Sachs Group, Inc. (The) (1,605) (998,775)
Markel Corp.
(a)
(1,072) (2,072,647)
Northwest Bancshares, Inc. (119,000) (1,501,780)
Old Republic International Corp. (65,418) (2,519,247)
Park National Corp. (5,963) (992,482)
Prudential Financial, Inc. (33,569) (3,863,792)
(16,809,550)
Health Care - (1.59)%
HCA Healthcare, Inc. (4,810) (1,473,303)
UnitedHealth Group, Inc. (3,755) (1,783,475)
(3,256,778)
Industrials - (0.87)%
Johnson Controls International PLC (20,692) (1,772,477)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $33,684,214) (35,506,209)
COMMON STOCKS - SHORT - INTERNATIONAL - (8.49)%
Financials - (7.64)%
Aon PLC, Class A (5,673) (2,320,938)
AXIS Capital Holdings Ltd. (22,493) (2,179,122)
Bank of Nova Scotia (The)
(a)
(30,700) (1,524,282)
Commonwealth Bank of Australia (39,405) (3,832,903)
Invesco Ltd. (146,910) (2,554,765)
RenaissanceRe Holdings Ltd. (8,045) (1,911,653)
Westpac Banking Corp. (64,901) (1,281,184)
(15,604,847)
Industrials - (0.85)%
TE Connectivity PLC (11,366) (1,750,705)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $16,531,783) (17,355,552)
EXCHANGE-TRADED FUNDS - (3.51)%
Energy Select Sector SPDR® Fund (11,212) (1,020,292)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
February 28, 2025 - (Unaudited)
EXCHANGE-TRADED FUNDS - (3.51)% Shares Fair Value
Vanguard Industrials ETF
(a)
(16,268) $ (4,222,034)
Vanguard Information Technology ETF (3,237) (1,937,280)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $7,279,374) (7,179,606)
TOTAL SECURITIES SOLD SHORT - (29.37)% (Proceeds Received
$57,495,371) $ (60,041,367)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.